Acquisitions (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisitions
Proceeds from subsidiary financings		$ 0	$ 5,317	$ 5,291	$ 16,301	$ 1,461
Assets and liabilities acquired
Mineral interests		84,744		73,039	32,015
Accounts receivable		1,500		1,385	2,841
Deferred tax liability		$ (4,329)		$ (5,382)	$ (6,309)
CMH
Acquisitions
Ownership percentage in outstanding common shares	50.10%					50.10%
Proceeds from subsidiary financings	$ 5,500
Assets and liabilities acquired
Carrying value of the equity accounted investment	$ 2,000
Alacran Deposit
Acquisitions
Ownership percentage	100.00%
CMH
Acquisitions
Percentage of outstanding common shares acquired	100.00%
Directly attributable acquisition costs	$ 21,000
Acquisition cost	7,500
Assets and liabilities acquired
Mineral interests	11,566
Accounts receivable	1
Deferred tax liability	(4,082)
Net assets acquired	$ 7,485